Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
CURRENT ASSETS:
Cash	$ 2,450	$ 3,686
Accounts receivable, net of allowances for credit losses of $426 and $147 at March 31, 2026 and 2025, respectively	80,174	47,476
Inventories	172,223	113,689
Current portion of derivative assets	153	636
Income tax receivable	521	0
Other current assets	1,518	980
TOTAL CURRENT ASSETS	257,039	166,467
PROPERTY, PLANT AND EQUIPMENT:
Land	11,642	1,572
Buildings and yard improvements	32,667	30,393
Machinery and equipment	65,512	57,970
Construction in process	934	135
Less accumulated depreciation	(37,137)	(33,819)
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization	73,618	56,251
OTHER ASSETS:
Operating Lease, Right-of-Use Asset	4,702	2,841
Other assets	1,451	1,263
TOTAL ASSETS	336,810	226,822
CURRENT LIABILITIES:
Accounts payable and accrued expenses	67,169	35,304
Income taxes payable	0	647
Dividends payable	284	279
Employee compensation and related expenses	8,270	1,807
Current portion of derivative liability	426	287
TOTAL CURRENT LIABILITIES	76,149	38,324
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	96	115
DEFERRED INCOME TAX LIABILITY	6,761	5,478
NON-CURRENT LEASE LIABILITIES	4,097	2,752
SELLER NOTE PAYABLE, NET	3,489	0
NON-CURRENT CONTINGENT CONSIDERATION LIABILITY	2,160	0
ASSET BASED LENDING FACILITY	92,564	47,728
TOTAL LIABILITIES	185,316	94,397
COMMITMENTS AND CONTINGENCIES (SEE NOTE 2)
STOCKHOLDERS’ EQUITY:
Issued shares — 9,019,505 shares and 8,877,229 shares at March 31, 2026 and 2025, respectively	9,020	8,877
Additional paid-in capital	35,934	35,394
Treasury stock at cost (1,907,323 shares and 1,906,693 shares at March 31, 2026 and 2025, respectively)	(13,110)	(13,100)
Retained earnings	119,650	101,254
TOTAL STOCKHOLDERS’ EQUITY	151,494	132,425
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 336,810	$ 226,822